Annual Total Returns (Bar Chart) (Invesco International Allocation Fund, Class A, Invesco International Allocation Fund)	12 Months Ended
May 02, 2011
Invesco International Allocation Fund | Class A, Invesco International Allocation Fund
Annual Total Returns
'06	26.42%
'07	10.37%
'08	(44.27%)
'09	38.68%
'10	12.04%